Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-06 - Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2020 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2020 Fund- Class K6 Return Before Taxes Since Inception		Past 1 year	Since Inception		LB001 Past 1 year	LB001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	8.70%	9.76%	[1]	28.71%	18.13%	[1]	(1.54%)	4.61%	[1]	8.68%	9.49%	[1]

[1]	(a)From August 31, 2018